December 1, 2016

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	(File Nos. 333-62270 and 811-10399) Henderson Global Funds (the “Trust”)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that (i) the Statement of Additional Information for the Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson High Yield Opportunities Fund, Henderson International Long/Short Equity Fund, Henderson International Opportunities Fund, Henderson Strategic Income Fund and Henderson US Growth Opportunities Fund; (ii) the Prospectus for the Henderson International Select Equity Fund and Henderson Unconstrained Bond Fund; and (iii) the Statement of Additional Information for the Henderson International Select Equity Fund and Henderson Unconstrained Bond Fund do not differ from those contained in Post-Effective Amendment No. 104 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (Amendment No. 106 under the Investment Company Act of 1940, as amended).  The Amendment was filed electronically on November 28, 2016 (Accession # 0000891804-16-001920).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President

cc: C. Golden